GOODWILL AND INTANGIBLE ASSETS - Gross carrying value, accumulated amortization and net carrying value of intangible assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 186,485,000	$ 184,145,000	$ 21,047,000
Accumulated Amortization	31,068,000	20,435,000	912,000	$ 0
Net Carrying Value	155,417,000	163,710,000	20,135,000
Status
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	80,000,000	80,000,000
Accumulated Amortization	11,644,000	7,645,000
Net Carrying Value	68,356,000	72,355,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	71,900,000	70,000,000
Accumulated Amortization	10,269,000	6,609,000
Net Carrying Value	61,631,000	63,391,000
Non-competion agreement
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	210,000	100,000	100,000
Accumulated Amortization	153,000	100,000	58,000
Net Carrying Value	57,000	0	42,000
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	14,230,000	13,900,000	900,000
Accumulated Amortization	3,986,000	2,487,000	105,000
Net Carrying Value	10,244,000	11,413,000	795,000
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	19,545,000	19,545,000	19,447,000
Accumulated Amortization	4,970,000	3,559,000	735,000
Net Carrying Value	14,575,000	15,986,000	18,712,000
Leasehold interest - favorable
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	600,000	600,000	600,000
Accumulated Amortization	46,000	35,000	14,000
Net Carrying Value	$ 554,000	$ 565,000	$ 586,000